Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of goodwill [text block] [Abstract]
Schedule of management uses a weighted average cost of capital as a discount rate
	2021	2020
Geo	7.5%	8.0%
Leo	17.5%	17.5%
U.S. C-band clearing proceeds	7.5%	8.0%